Intangible Assets (Details) - USD ($)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Intangible assets
Definite, Accumulated Amortization	$ 2,727,000
Total	12,375,000
Gross Amount	59,500,000
Amortization of intangibles	2,337,000	$ 390,000	$ 0
Net Amount	56,773,000	$ 59,110,000
Estimated amortization expense
2015	2,337,000
2016	2,337,000
2017	2,337,000
2018	2,337,000
2019	1,992,000
Thereafter	1,035,000
Total	$ 12,375,000
Designs
Intangible assets
Amortization period	6 years
Definite, Gross Amount	$ 12,400,000
Definite, Accumulated Amortization	2,411,000
Total	9,989,000
Estimated amortization expense
Total	$ 9,989,000
Customer relationships
Intangible assets
Amortization period	10 years
Definite, Gross Amount	$ 2,700,000
Definite, Accumulated Amortization	316,000
Total	2,384,000
Estimated amortization expense
Total	2,384,000
Trademarks
Intangible assets
Indefinite, Net Amount	$ 44,400,000